Loans, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Receivables [Abstract]
Loans, Net

NOTE 3. LOANS, NET

Loans consisted of the following at September 30, 2018 and December 31, 2017:

	September 30, 2018	December 31, 2017
	(Dollars in thousands)
Commercial and industrial loans(1)	$159,776	$135,040
Real estate:
1-4 single family residential loans	244,633	232,510
Construction, land and development	155,778	139,470
Commercial real estate loans (including multifamily)	324,212	285,731
Consumer loans and leases	18,174	22,736
Municipal and other loans	51,501	53,632

Total loans held in portfolio(2)	$954,074	$869,119

Allowance for loan losses	(6,156)	(5,652)

Loans held in portfolio, net	$947,918	$863,467

(1)	Balance includes $75.9 million and $67.1 million of the unguaranteed portion of SBA loans as of September 30, 2018 and December 31, 2017, respectively.
(2)	Balance includes $(3.6 million) and $(3.4 million) of deferred fees, cost, premium and discount as of September 30, 2018 and December 31, 2017, respectively.

At September 30, 2018 and December 31, 2017, the Company had pledged loans as collateral for FHLB advances of $376.4 million and $358.2 million, respectively. There were no recorded investments of consumer mortgage loans secured by residential real estate properties for which formal foreclosure proceedings are in process as of September 30, 2018 and December 31, 2017.

The Company originates and sells loans secured by the SBA. The Company retains the unguaranteed portion of the loan and servicing on the loans sold and receives a fee based upon the principal balance outstanding. During the three months ended September 30, 2018 and 2017, the Company sold approximately $19.0 million and $16.9 million, respectively, in loans to third parties. The loan sales resulted in realized gains of $1.4 million and $1.4 million for the three months ended September 30, 2018 and 2017, respectively. During the nine months ended September 30, 2018 and 2017, the Company sold approximately $49.0 million and $52.3 million, respectively, in loans to third parties. The loan sales resulted in realized gains of $3.9 million and $4.7 million for the nine months ended September 30, 2018 and 2017, respectively.

During the second quarter of 2018, the Company sold a loan to one of its directors for $1.5 million. No gain or loss was recognized on this transaction.

In the ordinary course of business, the Company makes loans to executive officers and directors. Loans to these related parties, including companies in which they are principal owners, are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(Dollars in thousands)
Principal outstanding, beginning of year	$421	$516	$463	$9,036
Additions (reductions) of affiliations	—	—	—	(8,425)
New loans made in current year	—	—	—	—
Repayments(1)	(19)	(26)	(61)	(121)

Principal outstanding, end of year	$402	$490	$402	$490

(1)	During the three months ended June 30, 2017 there was a reclassification of repayments to reductions of affiliations.

There were no unfunded commitments to related parties at September 30, 2018 or December 31, 2017.

NOTE 4. LOANS, NET, AS RESTATED

Loans consisted of the following at December 31, 2017 and 2016:

	December 31,
	2017	2016
	(Dollars in thousands)
Commercial and industrial loans(1)	$135,040	$117,762
Real estate:
1-4 single family residential loans	232,510	206,641
Construction, land and development	139,470	113,316
Commercial real estate loans (including multifamily)	285,731	251,870
Consumer loans and leases	22,736	26,676
Municipal and other loans	53,632	56,596

Total loans held in portfolio(2)	$869,119	$772,861

Allowance for loan losses	(5,652)	(4,357)

Loans held in portfolio, net	$863,467	$768,504

(1)	Balance includes $67.1 million and $58.7 million of the unguaranteed portion of SBA loans as of December 31, 2017 and 2016, respectively.
(2)	Balance includes $(3.4) million and $(2.6) million of deferred fees, cost, premium and discount as of December 31, 2017 and 2016.

At December 31, 2017 and 2016, the Company had pledged loans as collateral for FHLB advances of $358.2 million and $329.2 million, respectively. The recorded investments of consumer mortgage loans secured by residential real estate properties for which formal foreclosure proceedings are in process as of December 31, 2017 and 2016 totaled $0 and $269 thousand, respectively.

The Company originates and sells loans secured by the SBA. The Company retains the unguaranteed portion of the loan and servicing on the loans sold and receives a fee based upon the principal balance outstanding. During the years ended December 31, 2017 and 2016, the Company sold approximately $70.3 million and $46.3 million, respectively, in loans to third parties. The loan sales resulted in realized gains of $5.7 million and $4.4 million for the years ended December 31, 2017 and 2016, respectively.

In the ordinary course of business, the Company makes loans to executive officers and directors. Loans to these related parties, including companies in which they are principal owners, are as follows:

	December 31,
	2017	2016
	(Dollars in thousands)
Principal outstanding, beginning of year	$9,036	$1,209
Additions (reductions) of affiliations	(8,425)	7,892
New loans made in current year	—	628
Repayments	(148)	(693)

Principal outstanding, end of year	$463	$9,036

Unfunded commitments to related parties were $0 thousand and $30 thousand at December 31, 2017 and 2016, respectively.